Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2019
Distribution Date	01/15/20
Transaction Month	52
30/360 Days	30
Actual/360 Days	30

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$18,290,507.78	0.6636614	$-	-	$18,290,507.78
Class D Notes	$22,450,000.00	1.0000000	$-	-	$22,450,000.00
Total Securities	$40,740,507.78	0.0402173	$-	-	$40,740,507.78

Weighted Avg. Coupon (WAC)	3.28%		3.33%
Weighted Avg. Remaining Maturity (WARM)	13.21		12.64
Pool Receivables Balance	$57,093,889.56		$50,047,807.07
Remaining Number of Receivables	17,000		16,251

Adjusted Pool Balance	$56,050,494.33		$49,178,074.93

III.  COLLECTIONS

Principal:
Principal Collections	$6,983,911.07
Repurchased Contract Proceeds Related to Principal	$31,079,714.58
Recoveries/Liquidation Proceeds	$113,255.65
Total Principal Collections	$38,176,881.30

Interest:
Interest Collections	$153,953.00
Late Fees & Other Charges	$22,932.63
Interest on Repurchase Principal	$-
Total Interest Collections	$176,885.63

Collection Account Interest	$8,356.42
Reserve Account Interest	$3,385.88
Servicer Advances	$-

Total Collections	$38,365,509.23

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2019
Distribution Date	01/15/20
Transaction Month	52
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$38,365,509.23
Reserve Account Release	$2,551,664.42
Reserve Account Draw	$-
Total Available for Distribution	$40,917,173.65

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$47,578.24	$-	$47,578.24	47,578.24
Collection Account Interest					$8,356.42
Late Fees & Other Charges					$22,932.63
Total due to Servicer					$78,867.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	0.00

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$-		$-	0.00

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$38,867.33		$38,867.33	38,867.33

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$40,740,507.78

9. Regular Principal Distribution Amount:					$40,740,507.78

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$-	$-
Class C Notes Total:	$6,872,419.40	$18,290,507.78
Class D Notes Total:	$-	$22,450,000.00
Total Noteholders Principal	$6,872,419.40	$40,740,507.78

10. Required Deposit to Reserve Account	0.00

11. Trustee Expenses	0.00

12. Remaining Available Collections Released to Certificateholder	0.00

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,043,395.23
Beginning Period Amount	$1,043,395.23
Current Period Amortization	$173,663.09
Ending Period Required Amount	$869,732.14
Ending Period Amount	$869,732.14
Next Distribution Date Required Amount	$717,320.64

2015C Report
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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2019
Distribution Date	01/15/20
Transaction Month	52
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$2,551,664.42
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$49,178,074.93	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	4.82%	1.50%
Overcollateralization as a % of Current Adjusted Pool	27.31%	100.00%	31.13%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.91%	15,911	96.46%	$48,274,588.30
30 - 60 Days	1.64%	267	2.78%	$1,391,735.85
61 - 90 Days	0.30%	49	0.56%	$282,713.00
91-120 Days	0.15%	24	0.20%	$98,769.92
121 + Days	0.00%	0	0.00%	$-
Total		16,251		$50,047,807.07

Delinquent Receivables 30+ Days Past Due
Current Period	2.09%	340	3.54%	$1,773,218.77
1st Preceding Collection Period	1.79%	305	3.10%	$1,771,554.77
2nd Preceding Collection Period	1.84%	326	2.85%	$1,843,061.81
3rd Preceding Collection Period	1.73%	320	2.59%	$1,884,082.56
Four-Month Average	1.87%		3.02%

Repossession in Current Period		9		$53,606.94
Repossession Inventory		39		$36,378.20

Current Charge-Offs
Gross Principal of Charge-Offs				$62,171.42
Recoveries				$(113,255.65)
Net Loss				$(51,084.23)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-1.07%

Average Pool Balance for Current Period				$53,570,848.31

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.14%
1st Preceding Collection Period				0.14%
2nd Preceding Collection Period				1.47%
3rd Preceding Collection Period				-0.11%
Four-Month Average				0.09%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	10	2,475	$30,002,493.21
Recoveries	17	2,249	$(17,603,904.41)
Net Loss			$12,398,588.80
Cumulative Net Loss as a % of Initial Pool Balance			1.17%

Net Loss for Receivables that have experienced a Net Loss *	2	1,734	$12,521,889.21
Average Net Loss for Receivables that have experienced a Net Loss			$7,221.39

Principal Balance of Extensions			$230,543.80
Number of Extensions			36

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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